GENERAL - Narrative (Details)			1 Months Ended	12 Months Ended
	Feb. 17, 2017 USD ($)	Jul. 25, 2016	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) carrier newbuild $ / barrel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 19, 2017 USD ($)	Mar. 03, 2017 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2016	Jul. 06, 2016
Ownership interests:
Derivative asset				$ 112,317,000	$ 20,022,000
Minimum duration of long-term charter (in years)				5 years
Unrealized gain on FLNG derivative instrument				$ 15,100,000	$ 0	$ 0
Investments, ownership percentage				100.00%
Refinancing of vessels, potential release to liquidity			$ 9,200,000
Assumptions used in stress testing, revenue contributions from fleet				$ 0
Financial Guarantee | Golar Crystal Facility
Ownership interests:
Decrease in restricted cash			$ 6,800,000
Golar Power
Ownership interests:
Additional aggregate funding committed				150,000,000
OneLNG
Ownership interests:
Additional aggregate funding committed				$ 250,000,000
Ownership percentage				51.00%
Fortuna Project
Ownership interests:
Estimated project cost				$ 2,000,000,000
Minimum | Golar Power
Ownership interests:
Additional aggregate funding committed									$ 20,000,000
Maximum | Golar Power
Ownership interests:
Additional aggregate funding committed									$ 50,000,000
Golar Partners
Ownership interests:
Investments, ownership percentage				31.80%	33.90%
OneLNG | Fortuna Project
Ownership interests:
Initial investment commitment				$ 650,000,000
Aggregate new equity funding				500,000,000
Ophir | Fortuna Project
Ownership interests:
Initial investment commitment				$ 150,000,000
Golar Partners
Ownership interests:
Investments, ownership percentage				31.80%	33.90%
Ownership percentage				31.80%	33.90%
Golar Power
Ownership interests:
Ownership percentage				50.00%	50.00%						50.00%
OneLNG
Ownership interests:
Ownership percentage after transaction		51.00%
Ownership percentage				51.00%	51.00%
Sergipe | Golar Power
Ownership interests:
Ownership percentage										25.00%
CELSE | Golar Power
Ownership interests:
Ownership percentage									50.00%
LNG carrier | Golar Partners
Ownership interests:
Number of carriers operated by other | carrier				10
LNG carrier | Golar Power
Ownership interests:
Number of carriers operated by other | carrier				2
LNG carrier | Vessels and equipment
Ownership interests:
Number of carriers owned and operated | carrier				12
LNG carrier | Vessels and equipment | Golar LNG Limited, Golar LNG Partners, and Golar Power
Ownership interests:
Number of carriers owned and operated | carrier				18
FSRU
Ownership interests:
Number of newbuild commitments contracted for construction | newbuild				1
FSRU | Vessels and equipment
Ownership interests:
Number of carriers owned and operated | carrier				1
FSRU | Vessels and equipment | Golar LNG Limited, Golar LNG Partners, and Golar Power
Ownership interests:
Number of carriers owned and operated | carrier				7
FLNG | Vessels and equipment
Ownership interests:
Number of carriers owned and operated | carrier				1
FLNG | Vessels and equipment | Golar LNG Limited, Golar LNG Partners, and Golar Power
Ownership interests:
Number of carriers owned and operated | carrier				1
Energy Related Derivative
Ownership interests:
Derivative asset				$ 94,700,000	$ 0		$ 79,600,000
Derivative, floor price (in usd/barrel) | $ / barrel				60.00
Unrealized gain on FLNG derivative instrument				$ 15,100,000
Partnership Interest | Golar Partners
Ownership interests:
Noncontrolling interest, ownership percentage by noncontrolling owners				2.00%
Convertible Debt | 2012 Convertible bonds
Ownership interests:
Proceeds from issuance of convertible bonds	$ 360,200,000
Secured Debt | Margin Loan Facility
Ownership interests:
Proceeds of new margin loan facility (up to)								$ 150,000,000